COMMON STOCK (Details) - USD ($)			6 Months Ended
	Jun. 18, 2018	May 18, 2017	Jun. 30, 2018	Dec. 31, 2017
Number of shares issued (in shares)	4,200,000		10,000
Proceeds from issuance of common stock	$ 420		$ 1
Common Stock,authorized			100,000,000	100,000,000
Preferred stock,authorized			20,000,000	20,000,000
Common Stock,outstanding			4,200,000	20,000,000
Preferred stock, issued			0	0
Preferred stock,outstanding			0	0
Restatement Adjustment [Member]
Number of shares issued (in shares)		20,000,000
Common Stock,authorized		100,000,000
Preferred stock,authorized		20,000,000
Value par value per share		$ 0.0001
Common stock value		$ 2,000
Common Stock,outstanding		20,000,000
Preferred stock, issued		0
Preferred stock,outstanding		0